Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	On December 15, 2025, SMX (Security Matters) Public Limited Company (the “Company”) filed a Report on Form 6-K (the “Original 6-K”) to update (a) the audited consolidated financial statements and related notes of the Company as of and for the fiscal year ended December 31, 2024 included in the Company’s Form 20-F, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 14, 2025, to reflect the subsequent 1:7, 1:10.89958 and 1:8 reverse stock splits, which went effective on August 7, 2025, October 23, 2025, and November 18, 2025, respectively, and (b) the unaudited interim condensed consolidated financial statements and related notes of the Company as of and for the six months ended June 30, 2025 (the “Unaudited Financial Statements”), included in the Company’s Report on Form 6-K filed with the SEC on August 29, 2025, to reflect the subsequent 1:7, 1:10.89958 and 1:8 reverse stock splits, which went effective on August 7, 2025, October 23, 2025, and November 18, 2025, respectively.This Amendment No. 1 to Form 6-K is being filed to (a) clarify that the Unaudited Financial Statements are being updated to reflect the 1:10.89958 and 1:8 reverse stock splits only, which went effective on October 23, 2025 and November 18, 2025, respectively, and (b) amend Exhibit 99.1 to the Original 6-K to correct the basic and diluted loss per share disclosure to the Unaudited Financial Statements which inadvertently reflected such disclosure “in thousands”. There are no other modifications or updates to any of the information made in the Original 6-K.
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41639
Entity Registrant Name	SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY
Entity Central Index Key	0001940674
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE